Note 2 - Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Description of New Accounting Pronouncements Not yet Adopted [Text Block]

2.            Recent Accounting Pronouncements

There have been no recent accounting pronouncements or changes in accounting pronouncements during the nine months ended September 30, 2013, as compared to the recent accounting pronouncements described in our Annual Report on Form 10-K for the fiscal year ended December 31, 2012, which we expect to have a material impact on our financial statements.